The Millicom Group - A.1. Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Telemovil El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonica Celular de Bolivia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonica Celular del Paraguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Cable Onda S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Telefonica Moviles Panama
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	0.00%
Telefonia Cellular de Nicaragua sa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Colombia Movil S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
UNE EPM Telecommunicaciones SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Edatel S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Sentel GSM S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	0.00%
MIC Tanzania Public Limited Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.50%	98.50%	100.00%
Millicom Tchad S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Millicom Rwanda Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	0.00%
Zanzibar Telecom Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.50%	98.50%	85.00%
Millicom International Operations S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom LIH S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MIC Latin America B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Africa B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Services LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Services UK Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Spain S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%